UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clinton Group, Inc.
Address:  32 Old Slip, 5th Floor
          New York, NY 10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wendy Ruberti
Title:    General Counsel
Phone:    (212) 825-0400

Signature, Place, and Date of Signing:


/s/ Wendy Ruberti                  New York, NY                 February 8, 2001
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:    137,524
                                         (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACT Manufacturing Inc.         SBNT CV144A7%07   000973AA5  1,680   3000000 PRN      Sole    N/A          None
Affymetrix Inc.                SBNT CV 4.75%07   00826TAD0  2,863   3875000 PRN      Sole    N/A          None
Akamai Technologies Inc.       SB NT CV 144A 07  00971TAA9  1,457   3500000 PRN      Sole    N/A          None
Alkermes Inc.                  SUBNT CV3.75%07   01642TAB4  2,673   4000000 PRN      Sole    N/A          None
Alpharma Inc.                  SR SB NT CV 3%06  020813AD3  5,825   4000000 PRN      Sole    N/A          None
American Tower Corp.           NT CONV 5%10      029912AF9  3,690   4000000 PRN      Sole    N/A          None
Antec Corp.                    SUB NT CV 4.5%03  03664PAB1    543   1025000 PRN      Sole    N/A          None
BEA Systems Inc.               SBNT CV144A4%06   073325AC6 10,369   5000000 PRN      Sole    N/A          None
Celestica Inc.                 LYON ZERO 20      15101QAA6  3,174   7318000 PRN      Sole    N/A          None
Charter Communications Inc.    SBNT CV144A 05    16117MAA5  6,088   5000000 PRN      Sole    N/A          None
Cypress Semiconductor Corp     SBNT CV 3.75%05   232806AF6  1,849   2625000 PRN      Sole    N/A          None
Diamond Offshore Drilling      DEB ZERO CONV 20  25271CAC6  1,010   2000000 PRN      Sole    N/A          None
E*Trade Group                  SUBNT CV 6%07     269246AB0  1,643   3000000 PRN      Sole    N/A          None
General Semiconductor Inc.     SUBNT CV5.75%06   370787AB9  3,386   5250000 PRN      Sole    N/A          None
Getty Images Inc.              SBNT CV 144A 07   374276AD5  2,312   3000000 PRN      Sole    N/A          None
Human Genome Sciences Inc.     SBNT CV 3.75%07   444903AH1  3,998   4745000 PRN      Sole    N/A          None
Imax Corp.                     SUBNT CV 144A 03  45245EAC3  1,055 2,620,000 PRN      Sole    N/A          None
Incyte Genomics Inc.           SUB NT CONV 07    45337CAC6  1,923 2,900,000 PRN      Sole    N/A          None
Invitrogen Corp.               SBNT CV 5.5%07    46185RAB6  3,638   3000000 PRN      Sole    N/A          None
I2 Technologies Inc.           SUBNT CV 5.25%06  465754AF6  3,934   2430000 PRN      Sole    N/A          None
Juniper Networks Inc.          SB NT CV 4.75%07  48203RAA2  6,677   6550000 PRN      Sole    N/A          None
Kellstrom Inds. Inc.           SB NT CV 5.75%02  488035AC0    415   1000000 PRN      Sole    N/A          None
Kerr-McGee Corp.               SB DB CV 5.25%10  492386AP2  5,687   4500000 PRN      Sole    N/A          None
Kulicke & Soffa Inds.          SUB NT CV 4.75%06 501242AE1  1,168   1600000 PRN      Sole    N/A          None
L-3 Communications Hlds. Inc.  SRSB CV 144A 09   502424AA2  4,741   4250000 PRN      Sole    N/A          None
Lamar Advertising Co.          NT CV 5.25%06     512815AF8  2,563   2500000 PRN      Sole    N/A          None
Lattice Semiconductor Corp.    SUB NT CV 4.75%06 518415AC8  3,259   3000000 PRN      Sole    N/A          None
Mercury Interactive Corp.      SB NT CV 4.75%07  589405AB5  2,248   2155000 PRN      Sole    N/A          None
Nasdaq 100-LEF                 UNIT SER 1        631100104    291      5000 PRN      Sole    N/A          None
Nvidia Corp.                   SB NT CV 4.75%07  67066GAA2    945   1500000 PRN      Sole    N/A          None
Peregrine Systems Inc.         SB NT CV 144A 07  71366QAA9  4,938   5000000 PRN      Sole    N/A          None
Pogo Trust I                   QUIPS SER A       73044P208  1,769     25000 PRN      Sole    N/A          None
Province HealthCare Co.        SB NT CV 144A 05  743977AA8  4,595   4000000 PRN      Sole    N/A          None
Providian Financial Corp.      SR NT CV 3.25%05  74406AAA0  4,095   4000000 PRN      Sole    N/A          None
Quanta Services Inc.           SUB NT CONV 4%07  74762EAA0  1,967   2319000 PRN      Sole    N/A          None
Radisys Corp.                  SUB NT CV 144A07  750459AA7    602    900000 PRN      Sole    N/A          None
Rational Software Corp.        SUB NT CV 144A07  75409PAA1  2,585   2000000 PRN      Sole    N/A          None
WTS Richfood Holdings Inc.     WT EXP 030403     763408119     40     53600 PRN      Sole    N/A          None
Sanmina Corp.                  SD CV ZRO 144A20  800907AC1  2,656   7000000 PRN      Sole    N/A          None
Sepracor Inc.                  SB DB CV 144A07   817315AJ3  4,185   4000000 PRN      Sole    N/A          None
Sovereign Capital Trust II     UNIT EX 111229    845905306  2,978     60000 PRN      Sole    N/A          None
Standard Motor Products Inc.   SB DB CV 6.75%09  853666AB1    511   1030000 PRN      Sole    N/A          None
STMicroelectronics N.V.        SR CV ZERO144A10  861012AC6  2,645   4000000 PRN      Sole    N/A          None
Terayon Corp.                  SB NT CV 144A 07  880775AA9    488   2000000 PRN      Sole    N/A          None
Tyco International Ltd.        LYON ZRO 144A 20  902124AA4  6,765   8800000 PRN      Sole    N/A          None
Vertex Pharmaceuticals Inc.    SBNT CV 144A 07   92532FAC4  1,963   2000000 PRN      Sole    N/A          None
Weatherford International Inc. SD CV ZRO 144A20  947074AA8  3,638   6000000 PRN      Sole    N/A          None

                                                            TOTAL
                                                          137,524